UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
8/31/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (95.9%)(a)
	Rating(RAT)	Principal amount	Value

California (1.2%)

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds 11/1/16) (Republic Svcs., Inc.), Ser. A, 0.75%, 8/1/23	A-2	$1,000,000	$1,000,000

			1,000,000
Delaware (0.6%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.60%, 10/1/38	VMIG1	500,000	500,000

			500,000
Guam (1.2%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	750,000	868,358

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	150,000	166,527

			1,034,885
Indiana (0.5%)

IN State Muni. Pwr. Agcy. Rev. Bonds , Ser. A, 5.00%, 1/1/42	A1	345,000	415,673

			415,673
Michigan (89.1%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6.00%, 11/1/28	BB+	160,000	165,992

Allendale, Pub. School Dist. G.O. Bonds, Q-SBLF, 5.00%, 5/1/23	AA-	250,000	303,788

Bay City, School Dist. G.O. Bonds, Q-SBLF, 5.00%, 11/1/28	AA-	500,000	601,220

Belding Area School G.O. Bonds , Ser. A, Q-SBLF, 5.00%, 5/1/40	AA-	300,000	358,278

Berkley, School Dist. G.O. Bonds (School Bldg. & Site), Q-SBLF, 5.00%, 5/1/31	AA-	250,000	301,375

Caledonia Cmnty., Schools G.O. Bonds, Q-SBLF
5.00%, 5/1/39	AA-	1,000,000	1,163,280
5.00%, 5/1/29	AA-	415,000	495,132

Central MI U. Rev. Bonds, 5.00%, 10/1/34	Aa3	500,000	593,635

Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF
5.00%, 5/1/35	Aa1	775,000	934,015
5.00%, 5/1/34	Aa1	250,000	303,578

Dearborn, School Dist. Bldg. & Site G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/30	Aa1	330,000	389,879

Detroit, City School Dist. G.O. Bonds, Ser. C, FGIC, Q-SBLF, 5.25%, 5/1/25	Aa1	455,000	537,805

Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds (Dev. Area No. 1), Ser. A, NATL, 4.75%, 7/1/25	AA-	1,315,000	1,315,526

Detroit, Swr. Disp. Rev. Bonds (Second Lien), Ser. B, NATL, FGIC, 5.00%, 7/1/36	AA-	1,075,000	1,079,021

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	600,000	675,888

Flat Rock, Cmnty. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5.00%, 5/1/22 (Prerefunded 5/1/18)	Aa1	800,000	856,976

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	150,000	171,209

Genesee Cnty., Wtr. Supply Syst. G.O. Bonds, BAM
5.375%, 11/1/38	AA	500,000	584,245
5.25%, 2/1/40	AA	200,000	238,438

Grand Rapids, Rev. Bonds (Sanitation Swr. Syst.)
5.00%, 1/1/37	Aa1	300,000	351,033
5.00%, 1/1/35	Aa1	1,000,000	1,189,050

Grand Rapids, Pub. School G.O. Bonds (School Bldg. & Site), AGM, 5.00%, 5/1/38	AA	300,000	364,248

Grand Valley State U. Rev. Bonds (MI State U.)
U.S. Govt. Coll., 5.75%, 12/1/34 (Prerefunded 12/1/16)	A+	500,000	506,195
Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	304,673

Grand Valley, State U. Rev. Bonds, Ser. B
5.00%, 12/1/29	A+	410,000	497,068
5.00%, 12/1/28	A+	250,000	305,198

Holland, Elec. Util. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,140,120

Holland, School Dist. G.O. Bonds, AGM, 5.00%, 5/1/29	AA	1,000,000	1,199,310

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Hosp.), Ser. A, AGM, 5.00%, 5/15/26	AA	2,000,000	2,135,240

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	250,000	296,025

Kent Cnty., G.O. Bonds
5.00%, 1/1/28	Aaa	400,000	502,344
5.00%, 1/1/27	Aaa	400,000	504,468
(Cap. Impt.), 5.00%, 6/1/24	Aaa	395,000	496,598

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5.625%, 11/15/32	BBB-/F	350,000	393,054

Kentwood, Pub. School G.O. Bonds (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	302,345

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/37	Aa3	1,000,000	1,147,560

Lansing, School Dist. G.O. Bonds (School Bldg. & Site), Ser. I, Q-SBLF
5.00%, 5/1/41	AA-	225,000	268,709
5.00%, 5/1/27	AA-	500,000	623,605

Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q- SBLF, 5.00%, 5/1/40	AA	200,000	236,056

Livonia, Pub. School Dist. Bldg. & Site G.O. Bonds, Ser. I, AGM, 5.00%, 5/1/36	AA	500,000	571,875

Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	235,502

Marquette, Board of Light & Pwr. Elec. Util. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/24	A	400,000	495,268
5.00%, 7/1/18	A	310,000	333,117

MI Higher Ed. Fac. Auth. Rev. Bonds
(Alma College), 5.25%, 6/1/33	Baa1	1,000,000	1,054,450
(Kalamazoo College), U.S. Govt. Coll., 5.00%, 12/1/33 (Prerefunded 12/1/17)	AAA/P	500,000	526,795

MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A, 5.00%, 5/1/22	Aa2	500,000	561,055

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5.00%, 1/1/27	A2	700,000	797,489

MI State G.O. Bonds (Env. Program), Ser. A, 5.00%, 12/1/27	Aa1	250,000	319,498

MI State Rev. Bonds (GANs Program)
5.00%, 3/15/26	AA	325,000	414,352
5.00%, 3/15/24	AA	1,000,000	1,240,940

MI State Bldg. Auth. Rev. Bonds
(Fac. Program), Ser. I, 6.00%, 10/15/38 (Prerefunded 10/15/18)	Aa2	790,000	874,301
(Fac. Program), Ser. I, U.S. Govt. Coll., 6.00%, 10/15/38 (Prerefunded 10/15/18)	AAA/P	1,000,000	1,109,830
Ser. I, 5.00%, 4/15/27	Aa2	400,000	513,544
Ser. IA, NATL, zero %, 10/15/22	Aa2	665,000	499,714
Ser. IA, NATL, U.S. Govt. Coll., zero %, 10/15/22 (Prerefunded 10/15/16)	Aa2	835,000	627,461

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages of MI), 5.25%, 11/15/35	BB+/F	250,000	282,650
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,000,000	1,189,850
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/34	A-	500,000	580,940
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	598,085
(MidMichigan Hlth.), 5.00%, 6/1/30	A1	500,000	599,470
(Detroit), Ser. C-3, 5.00%, 4/1/24	A2	500,000	601,370
Ser. 25-A, 5.00%, 11/1/22	Aa3	125,000	144,411
(Unemployment Oblig. Assmt.), Ser. B, 5.00%, 7/1/22	Aaa	325,000	326,349
(Trinity Hlth.), Ser. A, 5.00%, 12/1/16	Aa3	1,000,000	1,010,430
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	A	200,000	222,264

MI State Fin. Auth. Ltd. Oblig. Rev. Bonds (College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	282,990

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	1,000,000	1,142,350
(Henry Ford Hlth. Syst.), Ser. A, 5.25%, 11/15/46	A3	1,500,000	1,513,200
(Sparrow Hlth. Oblig. Group), 5.00%, 11/15/31	A1	290,000	304,378
(Sparrow Hlth. Oblig. Group), U.S. Govt Coll., 5.00%, 11/15/31 (Prerefunded 11/15/17)	AAA/P	710,000	746,246
(Ascension Hlth.), Ser. B, 5.00%, 11/15/25	AA+	1,000,000	1,129,370

MI State Hsg. Dev. Auth. Rev. Bonds
(Rental Hsg.), Ser. A, 4.625%, 10/1/39	AA	225,000	243,234
(Rental Hsg.), Ser. A, 4.45%, 10/1/34	AA	100,000	108,306
3.95%, 12/1/40	AA+	475,000	496,076
(Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,115,195

MI State Strategic Fund Ltd. Rev. Bonds
(United Methodist Retirement Cmntys., Inc.), 5.75%, 11/15/33	BBB+/F	500,000	521,680
(Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,659,089
(MI House of Representatives Fac.), Ser. A, AGC, 5.25%, 10/15/21	AA	1,500,000	1,632,990

MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	1,500,000	1,876,290
(Evangelical Homes of MI), 5.25%, 6/1/32	BB+/F	400,000	441,760
(Cadillac Place Office Bldg.), 5.25%, 10/15/26	Aa3	750,000	883,755

MI State Trunk Line Fund Rev. Bonds, 5.00%, 11/15/20	AA+	500,000	582,565

MI State U. Rev. Bonds
Ser. A, 5.00%, 8/15/38	Aa1	500,000	603,600
Ser. C, 5.00%, 8/15/18	Aa1	1,000,000	1,083,390

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6.00%, 6/1/34	B-	250,000	252,033

Mount Pleasant, Pub. School G.O. Bonds (School Bldg. & Site), Ser. I, 5.00%, 5/1/31	Aa3	400,000	490,668

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/26	AA	1,000,000	1,065,970

Oakland Cnty., Bldg. Auth. Rev. Bonds, 3.00%, 11/1/17	Aaa	600,000	616,938

Oakland U. Rev. Bonds
5.00%, 3/1/37	A1	500,000	577,010
Ser. A, 5.00%, 3/1/33	A1	500,000	592,155
5.00%, 3/1/32	A1	130,000	153,228

Oakland U., Rev. Bonds, 5.00%, 3/1/41	A1	500,000	599,375

Plymouth, Charter Twp. G.O. Bonds, 4.00%, 7/1/25	AA	1,000,000	1,114,570

Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA-	250,000	302,585

Roseville, School Dist. G.O. Bonds, Q-SBLF, 5.00%, 5/1/31	AA-	250,000	301,375

Saginaw Valley State U. Rev. Bonds, Ser. A
5.00%, 7/1/35	A1	300,000	363,189
5.00%, 7/1/32	A1	200,000	245,048

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5.00%, 7/1/30	A	1,000,000	1,119,540

South Haven, Pub. School Bldg. & Site G.O. Bonds, Ser. A, BAM, 5.00%, 5/1/29	AA	575,000	680,254

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5.00%, 3/1/33	BBB	400,000	420,916

Sturgis Pub. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/27	AA-	325,000	397,768

Thornapple Kellogg, School Dist. G.O. Bonds, Q-SBLF, 5.00%, 5/1/32	Aa1	250,000	296,148

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5.00%, 5/1/28	AA	500,000	598,760

U. of MI Rev. Bonds
5.00%, 4/1/46	Aaa	300,000	372,126
Ser. A, 5.00%, 4/1/39	Aaa	500,000	600,595
5.00%, 4/1/33	Aaa	355,000	449,100

Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA-	350,000	416,028

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.)
FGIC, NATL, 5.00%, 12/1/25	AA-	1,000,000	1,048,620
Ser. C, 5.00%, 12/1/22	A2	1,000,000	1,152,890

Wayne St. U. Rev. Bonds
AGM, 5.00%, 11/15/25	Aa3	415,000	451,176
AGM, U.S. Govt. Coll., 5.00%, 11/15/25 (Prerefunded 11/15/18)	Aa3	335,000	365,887

West Ottawa, Pub. School Bldg. & Site Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/35	Aa2	150,000	175,968

Western MI U. Rev. Bonds
5.25%, 11/15/40	A1	500,000	576,540
5.25%, 11/15/30	A1	200,000	243,632
5.00%, 11/15/31	A1	150,000	179,088

Wyandotte, Elec. Rev. Bonds, Ser. A, BAM, 5.00%, 10/1/44	AA	300,000	337,434

Ypsilanti, School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/32(FWC)	AA-	250,000	296,683

Zeeland, Pub. Schools G.O. Bonds, AGM, 4.00%, 5/1/17	AA	250,000	255,363

			75,038,313
Mississippi (1.1%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. B, 0.62%, 12/1/30	VMIG1	275,000	275,000
Ser. E, 0.62%, 12/1/30	VMIG1	650,000	650,000

			925,000
Missouri (1.8%)

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The))
Ser. C, 0.60%, 9/1/30	VMIG1	1,000,000	1,000,000
Ser. D, 0.60%, 9/1/30	VMIG1	500,000	500,000

			1,500,000
Puerto Rico (0.2%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5.25%, 7/1/30 (In default)(NON)	Caa3	210,000	130,988

			130,988
Virgin Islands (0.2%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/25	BBB	200,000	201,016

			201,016
TOTAL INVESTMENTS

Total investments (cost $74,932,528)(b)			$80,745,875

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $84,218,117.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $74,924,669, resulting in gross unrealized appreciation and depreciation of $5,896,218 and $75,012, respectively, or net unrealized appreciation of $5,821,206.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	19.8%
	Education	15.2
	Prerefunded	13.9
	Health care	13.4
	Utilities	13.2
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Q-SBLF	11.2%
	AGM	10.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$80,745,875	$—

Totals by level	$—	$80,745,875	$—

During the reporting period, transfers within the fair value hierarchy, if any , did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016